Lease (Tables)	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$
Operating lease cost	$302,870	$281,376	$279,422	$35,641

Total operating lease cost for the year ended March 31, 2026 included the fixed lease cost, HKD 257,928 (US$32,899) and the short-term lease payment, HKD 21,494 (US$ 2,742).

Supplemental balance sheet information related to leases was as follows:

	March 31,
	2025	2026
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$250,504	$-	$-

Current operating lease obligation	250,504	-	-
Total operating lease obligation	$250,504	$-	$-

Weighted average remaining lease term (in years):
Operating lease	0.92	-

Weighted average discount rate:
Operating lease	5.9%	-%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	$302,870	$281,376	$250,504	$31,952

Right of use assets obtained in exchange for lease obligation:
Operating lease	$529,700	$-	$-	$-

Schedule of Company’s Commitment for Minimum Lease Payment	Future undiscounted minimum lease payments under the new operating lease executed subsequent to the year-end are as follows:
Years ending March 31,	Amount (HKD)	Amount (US$)
2027	$515,856	$65,798
2028	515,856	65,798
Total future lease payments	1,031,712	131,596